Derivative Instruments and Hedging Activities Derivative Instruments and Hedging Activities (Schedule of Derivative Collateral) (Details) - USD ($) $ in Thousands	Jan. 31, 2016	Oct. 31, 2015	Jul. 31, 2015	Jul. 31, 2014
Derivative Asset, Fair Value of Collateral	$ 31,269	$ 24,497	$ 29,795	$ 345
Derivative Liability, Fair Value of Collateral	0	10	15	0
Prepaid Expenses and Other Current Assets [Member]
Derivative Asset, Fair Value of Collateral	18,786	15,601	18,009	156
Other Current Liabilities [Member]
Derivative Liability, Fair Value of Collateral	0	10	15	0
Other Assets, Net [Member]
Derivative Asset, Fair Value of Collateral	12,483	8,896	11,786	189
Other Liabilities [Member]
Derivative Liability, Fair Value of Collateral	$ 0	$ 0	$ 0	$ 0